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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
September 30, 2009 (Unaudited)	Columbia High Yield Municipal Fund

		Par ($)	Value ($)*
Municipal Bonds — 93.1%
EDUCATION — 4.6%
Education — 2.0%
CA Municipal Finance Authority
	Biola University,
	Series 2008,
	5.875% 10/01/34	1,500,000	1,543,950
CA Statewide Communities Development Authority
	San Francisco Art Institute,
	Series 2002,
	7.375% 04/01/32	500,000	344,255
OR City of Forest Grove
	Pacific University,
	Series 2009,
	6.375% 05/01/39	2,000,000	2,061,000
PA Higher Education Facilities Authority
	Edinboro University,
	Series 2008,
	5.875% 07/01/38	2,200,000	2,070,728
VT Education & Health Buildings Agency
	Vermont Law School Project,
	Series 2003 A,
	5.500% 01/01/33	500,000	474,820
WI Health & Educational Facilities Authority
	Medical College of Wisconsin,
	Series 2008 A,
	5.250% 12/01/35	5,000,000	5,006,850
WV University of West Virginia
	Series 2000 A,
	Insured: AMBAC:
	(a) 04/01/19	1,250,000	855,950
	(a) 04/01/25	2,750,000	1,334,245
Education Total			13,691,798
Prep School — 1.1%
AZ Pima County Industrial Development Authority
	American Charter School Foundation,
	Series 2007 A,
	5.625% 07/01/38	1,000,000	793,640
CA Statewide Communities Development Authority
	Crossroads School for Arts & Sciences,
	Series 1998,
	6.000% 08/01/28 (b)	890,000	851,258
IL Finance Authority
	Chicago Charter School Foundation,
	Series 2007,
	5.000% 12/01/36	1,750,000	1,459,640

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
KY Louisville & Jefferson County Metropolitan Government
	Assumption High School, Inc.,
	Series 2006,
	5.000% 10/01/35	1,500,000	1,394,940
MA Health & Educational Facilities Authority
	Learning Center for Deaf Children,
	Series 1999 C,
	6.100% 07/01/19	1,000,000	925,780
MI Conner Creek Academy
	Series 2007,
	5.000% 11/01/26	2,540,000	1,958,416
MI Summit Academy North
	Series 2005,
	5.500% 11/01/35	750,000	476,708
Prep School Total			7,860,382
Student Loan — 1.5%
CT Higher Education Supplemental Loan Authority
	Family Education Loan Program,
	Series 2005 A, AMT,
	Insured: NPFGC
	4.375% 11/15/21	1,050,000	1,002,771
MA Educational Financing Authority
	Series 2008 H, AMT,
	Insured: AGO
	6.350% 01/01/30	4,500,000	4,771,980
NE Nebhelp, Inc.
	Series 1993 A-6, AMT,
	Insured: NPFGC
	6.450% 06/01/18	4,000,000	4,180,080
Student Loan Total			9,954,831
EDUCATION TOTAL			31,507,011
HEALTH CARE — 34.2%
Continuing Care Retirement — 15.5%
CA La Verne
	Brethren Hillcrest Homes,
	Series 2003 B,
	6.625% 02/15/25	685,000	638,454
CO Health Facilities Authority
	Christian Living Communities,
	Series 2006 A:
	5.750% 01/01/26	500,000	437,230
	5.750% 01/01/37	1,500,000	1,210,080
	Covenant Retirement Communities, Inc.:
	Series 2002 B,
	6.125% 12/01/33	1,000,000	985,640
	Series 2005,
	5.000% 12/01/35	2,900,000	2,485,329

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
FL City of Lakeland
	Series 2008:
	6.250% 01/01/28	675,000	607,176
	6.375% 01/01/43	2,250,000	1,873,147
FL Lee County Industrial Development Authority
	Shell Point Village,
	Series 2007,
	5.000% 11/15/29	4,000,000	3,132,480
FL Orange County Health Facilities Authority
	Orlando Lutheran:
	Series 2005,
	5.700% 07/01/26	2,000,000	1,638,280
	Series 2007:
	5.500% 07/01/32	350,000	261,002
	5.500% 07/01/38	1,750,000	1,261,785
FL Palm Beach County Health Facilities Authority
	Abbey Delray South,
	Series 2003,
	5.350% 10/01/14	1,250,000	1,288,750
FL Sarasota County Health Facility Authority
	Village on the Isle,
	Series 2007,
	5.500% 01/01/32	4,000,000	3,140,080
FL St. John’s County Industrial Development Authority
	Glenmoor at St. John’s, Inc.,
	Series 2006 A,
	5.375% 01/01/40	4,275,000	2,917,345
	Ponte Vedra, Inc.,
	Series 2007,
	5.000% 02/15/27	2,765,000	2,428,251
GA Fulton County
	Canterbury Court,
	Series 2004 A,
	6.125% 02/15/34	1,000,000	871,070
	Lenbrook,
	Series 2006 A:
	5.000% 07/01/17	2,000,000	1,750,820
	5.000% 07/01/29	3,000,000	2,102,340
GA Savannah Economic Development Authority
	Marshes of Skidaway,
	Series 2003 A:
	7.400% 01/01/24	500,000	486,655
	7.400% 01/01/34	3,000,000	2,757,300
HI State Department of Budget & Finance
	Series 2009,
	9.000% 11/15/44	2,375,000	2,552,674

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
IA Finance Authority
	Deerfield Retirement Community, Inc.,
	Series 2007 A:
	5.500% 11/15/27	1,135,000	772,436
	5.500% 11/15/37	750,000	461,288
IL Du Page County Special Service Area No. 31
	Monarch Landing Project,
	Series 2006,
	5.625% 03/01/36	750,000	455,205
IL Finance Authority
	Lutheran Senior Services,
	Series 2006,
	5.125% 02/01/26	2,000,000	1,823,080
	Monarch Landing, Inc.,
	Series 2007 A,
	7.000% 12/01/27	1,640,000	858,032
	Sedgebrook, Inc.,
	Series 2007 A:
	6.000% 11/15/37	5,000,000	2,498,050
	6.000% 11/15/42	2,000,000	999,200
	Washington & Jane Smith Community:
	Series 2003 A,
	7.000% 11/15/32	1,000,000	908,890
	Series 2005 A,
	6.250% 11/15/35	2,750,000	2,218,150
IL Lincolnshire Special Services Area No. 1
	Sedgebrook Project,
	Series 2004,
	6.250% 03/01/34	750,000	496,020
IN Health & Educational Facilities Financing Authority
	Baptist Homes of Indiana, Inc.,
	Series 2005,
	5.250% 11/15/35	2,750,000	2,446,345
KS Lenexa
	Lakeview Village, Inc.,
	Series 2007,
	5.500% 05/15/39	4,250,000	3,228,087
KS Manhattan
	Manhattan Health Care Facility,
	Series 2007 A,
	5.000% 05/15/29	2,680,000	2,166,512
MA Development Finance Agency
	Linden Ponds, Inc.,
	Series 2007 A:
	5.750% 11/15/35	700,000	557,816
	5.750% 11/15/42	3,530,000	2,753,471
	Loomis House, Inc.:
	Series 1999 A,
	5.625% 07/01/15	575,000	576,702
	Series 2002 A,
	6.900% 03/01/32	220,000	221,144

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
MD Howard County
	Columbia Vantage House Corp.:
	Series 2007 A,
	5.250% 04/01/33	1,990,000	1,570,269
	Series 2007 B,
	5.250% 04/01/37	1,500,000	1,159,170
MD Westminster Economic Development Authority
	Carroll Lutheran Village, Inc.,
	Series 2004 A,
	6.250% 05/01/34	1,750,000	1,419,582
MI Kentwood Economic Development Corp.
	Holland Home,
	Series 2006 A,
	5.375% 11/15/36	1,750,000	1,351,070
MN Columbia Heights
	Crest View Corp.,
	Series 2007 A:
	5.550% 07/01/27	1,000,000	757,420
	5.700% 07/01/42	2,000,000	1,415,240
MO Health & Educational Facilities Authority
	Lutheran Senior Services,
	Series 2007 A,
	4.875% 02/01/27	3,000,000	2,662,800
MO St. Louis Industrial Development Authority
	St. Andrew’s Resources for Seniors,
	Series 2007 A:
	6.250% 12/01/26	2,000,000	1,830,820
	6.375% 12/01/41	3,000,000	2,644,050
MT Facility Finance Authority
	St. John’s Lutheran Ministries, Inc.,
	Series 2006 A,
	6.125% 05/15/36	1,000,000	768,810
NH Higher Educational & Health Facilities Authority
	Rivermead at Peterborough,
	Series 1998,
	5.625% 07/01/18	500,000	474,310
NJ Economic Development Authority
	Seabrook Village, Inc.,
	Series 2006,
	5.250% 11/15/36	2,250,000	1,772,167
NY Broome County Industrial Development Agency
	Good Shepherd Village Endwell,
	Series 2008 A,
	6.875% 07/01/40	4,000,000	3,224,960
NY East Rochester Housing Authority
	Woodland Village Project,
	Series 2006,
	5.500% 08/01/33	1,700,000	1,339,039

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
NY Nassau County Industrial Development Agency
	Amsterdam at Harborside,
	Series 2007 A,
	6.700% 01/01/43	1,000,000	860,530
PA Bucks County Industrial Development Authority
	Ann’s Choice, Inc.,
	Series 2005 A,
	6.250% 01/01/35	1,750,000	1,565,025
PA Chartiers Valley Industrial & Commercial Development Authority
	Asbury Health Center,
	Series 1999,
	6.375% 12/01/24	750,000	702,570
	Friendship Village of South Hills,
	Series 2003 A,
	5.750% 08/15/20	1,000,000	1,000,600
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community:
	Series 2005:
	6.125% 02/01/28	1,400,000	1,045,716
	6.250% 02/01/35	1,350,000	955,598
	Series 2008,
	7.000% 02/01/36	2,000,000	1,556,580
SC Jobs Economic Development Authority
	Lutheran Homes of South Carolina, Inc.,
	Series 2007:
	5.375% 05/01/21	1,000,000	895,170
	5.500% 05/01/28	1,100,000	879,461
	Wesley Commons,
	Series 2006,
	5.300% 10/01/36	3,000,000	2,162,970
TN Metropolitan Government Nashville & Davidson County
	Blakeford at Green Hills,
	Series 1998,
	5.650% 07/01/24	1,825,000	1,545,428
TN Shelby County Health Educational & Housing Facilities Board
	Germantown Village:
	Series 2003 A,
	7.250% 12/01/34	675,000	605,084
	Series 2006,
	6.250% 12/01/34	500,000	391,105
TX Abilene Health Facilities Development Corp.
	Sears Methodist Retirement Center:
	Series 1998 A,
	5.900% 11/15/25	1,350,000	1,105,123
	Series 2003 A,
	7.000% 11/15/33	800,000	689,656

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
TX HFDC of Central Texas, Inc.
	Legacy at Willow Bend,
	Series 2006 A,
	5.750% 11/01/36	2,100,000	1,560,678
VA Suffolk Industrial Development Authority
	Lake Prince Center,
	Series 2006,
	5.150% 09/01/24	750,000	649,703
WI Health & Educational Facilities Authority
	Clement Manor,
	Series 1998,
	5.750% 08/15/24	2,200,000	1,970,672
	Milwaukee Catholic Home,
	Series 2006,
	5.000% 07/01/26	750,000	704,535
	Series 2009 A,
	7.625% 09/15/39 (c)	1,750,000	1,837,902
	Series 2009 C-1,
	6.400% 09/15/15 (c)	2,000,000	2,000,560
	Three Pillars Senior Living Communities:
	Series 2003,
	5.600% 08/15/23	790,000	796,502
	Series 2004 A,
	5.500% 08/15/34	870,000	798,356
Continuing Care Retirement Total			106,935,547
Health Services — 0.6%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999:
	5.650% 02/01/19	370,000	328,460
	5.750% 02/01/29	550,000	446,748
MN Minneapolis & St. Paul Housing & Redevelopment Authority
	HealthPartners,
	Series 2003,
	5.875% 12/01/29	400,000	404,448
VA Small Business Financing Authority
	Series 2009,
	8.000% 07/01/19	2,895,000	3,227,433
Health Services Total			4,407,089
Hospitals — 14.7%
AZ Health Facilities Authority
	Phoenix Memorial Hospital,
	Series 1991,
	8.125% 06/01/12 (d)	1,803,743	18,037
AZ Yavapai County Industrial Development Authority
	Yavapai Community Hospital Association,
	Series 2008 B,
	5.625% 08/01/37	3,500,000	3,392,130

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
CO Health Facilities Authority
	Vail Valley Medical Center,
	Series 2004,
	5.000% 01/15/20	1,000,000	997,540
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital,
	Series 2003 B,
	5.250% 10/01/34	1,000,000	976,870
FL Miami Health Facilities Authority
	Catholic Health East,
	Series 2003 B,
	5.125% 11/15/24	1,000,000	1,010,110
FL North Brevard County Hospital District
	Series 2008,
	5.750% 10/01/38	5,000,000	5,254,400
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System:
	Series 1999 E,
	6.000% 10/01/26	855,000	863,815
	Series 2008 C,
	5.250% 10/01/35	4,000,000	3,851,840
FL South Lake County Hospital District
	South Lake Hospital, Inc.,
	Series 2003:
	6.375% 10/01/28	750,000	766,283
	6.375% 10/01/34	500,000	505,345
FL West Orange Health Care District
	Series 2001 A,
	5.650% 02/01/22	1,450,000	1,467,241
IL Finance Authority
	Provena Health,
	Series 2009,
	7.750% 08/15/34	4,000,000	4,496,440
	Riverside Health System,
	Series 2009,
	6.250% 11/15/35	3,000,000	3,165,510
	Silver Cross Hospital & Medical,
	Series 2009,
	7.000% 08/15/44	5,000,000	5,348,050
IL Southwestern Development Authority
	Anderson Hospital:
	Series 1999:
	5.500% 08/15/20	500,000	502,170
	5.625% 08/15/29	250,000	243,995
	Series 2006,
	5.125% 08/15/26	1,245,000	1,166,690

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
IN Health & Educational Facility Financing Authority
	Schneck Memorial,
	Series 2006 A,
	5.250% 02/15/30	1,000,000	960,060
LA Public Facilities Authority
	Ochsner Clinic Foundation,
	Series 2007 A,
	5.250% 05/15/38	5,000,000	4,772,000
	Touro Infirmary,
	Series 1999 A:
	5.500% 08/15/19	510,000	494,868
	5.625% 08/15/29	240,000	214,044
MA Health & Educational Facilities Authority
	Caregroup, Inc.,
	Series 2008 E-2,
	5.375% 07/01/25	2,000,000	2,062,500
	Jordan Hospital,
	Series 1998 D,
	5.250% 10/01/18	600,000	524,154
	Milford-Whitinsville Regional Hospital,
	Series 2007,
	5.000% 07/15/32	1,250,000	1,052,025
MD Health & Higher Educational Facilities Authority
	Adventist Health Care,
	Series 2003 A:
	5.000% 01/01/16	400,000	404,700
	5.750% 01/01/25	600,000	600,834
MI Dickinson County
	Dickinson County Health Care System,
	Series 1999,
	5.800% 11/01/24	1,000,000	1,010,330
MI Hospital Finance Authority
	Detroit Medical Center,
	Series 1997 A,
	Insured: AMBAC
	5.500% 08/15/24	3,000,000	2,394,300
	Garden City Hospital,
	Series 2007,
	5.000% 08/15/38	2,250,000	1,324,080
	Henry Ford Health,
	Series 2006 A:
	5.000% 11/15/21	1,000,000	1,008,890
	5.250% 11/15/46	3,000,000	2,773,290
	McLaren Health Care Corp.,
	Series 2005 C,
	5.000% 08/01/35	2,500,000	2,371,375
MI Saginaw Hospital Finance Authority
	Covenant Medical Center Inc.,
	Series 2000 F,
	6.500% 07/01/30	3,000,000	3,046,740
MI Hospital Finance Authority
	Oakwood Healthcare System,
	Series 2007,
	5.000% 07/15/37	5,000,000	4,450,700

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 2005:
	5.150% 11/15/20	750,000	686,820
	6.000% 11/15/30	3,000,000	2,698,800
MN Washington County Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 1998,
	5.250% 11/15/12	1,100,000	1,105,115
MO Cape Girardeau County
	Southeast Missouri Hospital Association,
	Series 2003,
	5.000% 06/01/27	3,750,000	3,519,337
MO Grundy County Industrial Development Authority
	Series 2009,
	6.750% 09/01/34	1,250,000	1,273,413
MO Health & Educational Facilities Authority
	Lake Regional Health Systems,
	Series 2003,
	5.700% 02/15/34	1,000,000	976,760
MO Saline County Industrial Development Authority
	John Fitzgibbon Memorial Hospital,
	Series 2005,
	5.625% 12/01/35	2,750,000	2,348,307
NC Medical Care Commission
	Stanly Memorial Hospital,
	Series 1999,
	6.375% 10/01/29	1,000,000	1,005,430
NH Higher Educational & Health Facilities Authority
	The Memorial Hospital at North Conway,
	Series 2006,
	5.250% 06/01/21	1,000,000	966,900
NJ Health Care Facilities Financing Authority
	Children’s Specialized Hospital,
	Series 2005 A,
	5.000% 07/01/24	745,000	701,164
	St. Joseph’s Hospital & Medical Center,
	Series 2008:
	6.000% 07/01/18	2,000,000	2,106,720
	6.625% 07/01/38	2,000,000	2,055,080
NY Dormitory Authority
	Mount Sinai Hospital,
	Series 2000,
	5.500% 07/01/26	225,000	225,124
	NYU Hospital Center,
	Series 2007 B,

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	5.625% 07/01/37	2,000,000	1,995,620
NY Monroe County Industrial Development Agency
	Highland Hospital,
	Series 2005,
	5.000% 08/01/25	1,115,000	1,098,152
OH Lakewood Hospital Improvement District
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/15	1,250,000	1,317,588
OH Miami County Hospital Facilities Authority
	Upper Valley Medical Center, Inc.,
	Series 2006,
	5.250% 05/15/17	1,000,000	1,037,860
OH Sandusky County
	Memorial Hospital,
	Series 1998,
	5.150% 01/01/10	250,000	250,605
OK Norman Regional Hospital Authority
	Series 2007,
	5.000% 09/01/27	2,000,000	1,628,420
SC Jobs Economic Development Authority
	Series 2008,
	6.000% 09/15/38	4,000,000	4,016,360
TN Sullivan County Health Educational & Housing Facilities Board
	Wellmont Health System,
	Series 2006 C:
	5.250% 09/01/26	500,000	438,260
	5.250% 09/01/36	4,500,000	3,686,265
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2003,
	6.400% 04/15/33	700,000	719,327
	Fort Health Care, Inc.,
	Series 2004,
	6.100% 05/01/34	1,965,000	1,971,877
Hospitals Total			101,320,660
Intermediate Care Facilities — 0.6%
IL Development Finance Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	1,370,000	1,167,966
IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	1,125,000	937,271
LA Public Facilities Authority
	Progressive Health Care Providers, Inc.,
	Series 1998,

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	6.375% 10/01/28	2,000,000	1,656,620
Intermediate Care Facilities Total			3,761,857
Nursing Homes — 2.8%
AK Juneau
	St. Ann’s Care Center, Inc.,
	Series 1999,
	6.875% 12/01/25	1,565,000	1,262,830
CO Health Facilities Authority
	Evangelical Lutheran Society,
	Series 2009 A,
	6.125% 06/01/38	4,750,000	4,905,847
CT Development Authority Health Facility
	Alzheimer’s Resources Center, Inc.,
	Series 2007:
	5.400% 08/15/21	1,080,000	867,888
	5.500% 08/15/27	1,000,000	758,170
IA Finance Authority
	Care Initiatives,
	Series 1998 B:
	5.750% 07/01/18	555,000	508,791
	5.750% 07/01/28	1,475,000	1,182,006
IA Marion Health Care Facilities
	AHF/Kentucky-Iowa, Inc.,
	Series 2003,
	8.000% 01/01/29	300,000	252,669
KY Economic Development Finance Authority
	AHF/Kentucky-Iowa, Inc.,
	Series 2003,
	8.000% 01/01/29	920,000	774,852
MA Development Finance Agency
	Alliance Health Care,
	Series 1999 A,
	7.100% 07/01/32	2,085,000	1,781,862
MA Industrial Finance Agency
	GF/Massachusetts, Inc.,
	Series 1994,
	8.300% 07/01/23	755,000	528,500
MN Eveleth
	Arrowhead Senior Living Community,
	Series 2007,
	5.200% 10/01/27	2,375,000	1,875,870
MN Sartell
	Foundation for Health Care:
	Series 1999 A,
	6.625% 09/01/29	2,000,000	1,841,620
	Series 2001 A,
	8.000% 09/01/30	975,000	970,963

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
MO St. Louis County Industrial Development Authority
	Ranken Jordan,
	Series 2007,
	5.000% 11/15/35	1,300,000	955,682
NJ Economic Development Authority
	Seashore Gardens,
	Series 2006,
	5.300% 11/01/26	500,000	390,600
PA Chester County Industrial Development Authority
	Pennsylvania Nursing Home,
	Series 2002,
	8.500% 05/01/32	370,000	332,978
Nursing Homes Total			19,191,128
HEALTH CARE TOTAL			235,616,281
HOUSING — 7.2%
Assisted Living/Senior — 1.5%
DE Kent County
	Heritage at Dover,
	Series 1999, AMT,
	7.625% 01/01/30	2,455,000	2,108,231
FL St. Johns County Industrial Development Authority
	Bayview Assisted Living,
	Series 2007 A,
	5.250% 10/01/41	3,725,000	2,411,379
GA Columbus Housing Authority
	The Gardens at Calvary,
	Series 1999,
	7.000% 11/15/29	2,000,000	1,602,900
MA Development Finance Agency
	VOA Concord Assisted Living, Inc.,
	Series 2007,
	5.200% 11/01/41	1,000,000	649,280
MN Roseville
	Care Institute, Inc.,
	Series 1993,
	7.750% 11/01/23	1,270,000	1,003,541
NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999 A:
	5.875% 05/01/19	1,900,000	1,722,996
	6.000% 05/01/29	625,000	503,931
NY Suffolk County Industrial Development Agency
	Gurwin Jewish Phase II,
	Series 2004,
	6.700% 05/01/39	495,000	416,142
Assisted Living/Senior Total			10,418,400

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Multi-Family — 4.4%
CO Educational & Cultural Facilities Authority
	Campus Village Apartments LLC,
	Series 2008 CA,
	5.500% 06/01/38	5,000,000	5,044,850
DC Housing Finance Agency
	FDS Residential II LP,
	Series 2004, AMT,
	Insured: FHA
	4.850% 06/01/35	1,460,000	1,382,007
DE Wilmington
	Electra Arms Senior Association,
	Series 1998, AMT,
	6.250% 06/01/28	830,000	681,355
FL Broward County Housing Finance Authority
	Chaves Lake Apartments Ltd.,
	Series 2000 A, AMT,
	7.500% 07/01/40	1,500,000	1,440,480
FL Capital Trust Agency
	Series 2008 B,
	7.000% 07/15/32	1,445,000	1,304,402
FL Clay County Housing Finance Authority
	Breckenridge Commons Ltd.,
	Series 2000 A, AMT,
	7.450% 07/01/40	1,325,000	1,234,728
MA Housing Finance Agency
	Series 2005 E, AMT,
	5.000% 12/01/28	750,000	748,118
MD Economic Development Corp.
	University of Maryland, College Park Projects,
	Series 2008,
	5.875% 06/01/43	2,735,000	2,784,339
MN Minneapolis Student Housing
	Riverton Community Housing, Inc.,
	Series 2006 A,
	5.700% 08/01/40	1,600,000	1,233,808
NC Durham Housing Authority
	Magnolia Pointe Apartments,
	Series 2005, AMT,
	5.650% 02/01/38 (b)	3,261,684	2,542,156
NC Medical Care Commission
	ARC Project,
	Series 2004 A,
	5.800% 10/01/34	1,550,000	1,515,993
NM Mortgage Finance Authority
	Series 2005 E, AMT,
	Insured: FHA
	4.800% 09/01/40	1,200,000	1,108,176
OH Montgomery County
	Heartland of Centerville LLC,
	Series 2005, AMT,
	Insured: FHLMC
	4.950% 11/01/35	750,000	764,363

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
OK County Finance Authority
	Sail Associates LLC,
	Series 2007, AMT,
	LOC: Bank of the West
	5.250% 12/01/41	1,475,000	1,460,943
OR Forest Grove Student Housing
	Oak Tree Foundation,
	Series 2007,
	5.500% 03/01/37	2,900,000	2,313,620
OR Housing & Community Services Department
	Series 2005 A, AMT,
	Insured: FHA
	4.850% 07/01/35	1,755,000	1,661,090
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	8.500% 12/01/16 (e)	455,481	427,510
TX El Paso County Housing Finance Corp.
	American Village Communities:
	Series 2000 C,
	8.000% 12/01/32	560,000	533,366
	Series 2000 D,
	10.000% 12/01/32	665,000	622,526
WA Seattle Housing Authority
	High Rise Rehabilitation Phase I LP,
	Series 2005, AMT,
	Insured: FSA
	5.000% 11/01/25	1,000,000	1,002,040
Multi-Family Total			29,805,870
Single-Family — 1.3%
CA Housing Finance Agency
	Series 2006 K, AMT,
	4.625% 08/01/26	5,000,000	4,477,650
CO Housing & Finance Authority
	Series 1997 A-2, AMT,
	7.250% 05/01/27	15,000	15,264
FL Housing Finance Corp.
	Series 2006 1, AMT,
	Guarantor: GNMA
	4.850% 07/01/37	1,175,000	1,124,828
MA Housing Finance Agency
	Series 2006 122, AMT,
	4.875% 12/01/37 (12/01/09)(f)(g)	3,405,000	3,246,906

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
MN Minneapolis St. Paul Housing Finance Board
	Series 2006, AMT,
	Guarantor: GNMA
	5.000% 12/01/38	103,403	103,683
Single-Family Total			8,968,331
HOUSING TOTAL			49,192,601
INDUSTRIALS — 5.1%
Food Products — 0.3%
MI Strategic Fund
	Imperial Sugar Co.:
	Series 1998 A,
	6.250% 11/01/15	1,000,000	953,250
	Series 1998 C, AMT,
	6.550% 11/01/25	1,500,000	1,282,185
Food Products Total			2,235,435
Forest Products & Paper — 1.9%
AL Courtland Industrial Development Board
	International Paper Co.:
	Series 2003 B, AMT,
	6.250% 08/01/25	2,000,000	2,035,180
	Series 2005 A,
	5.200% 06/01/25	1,000,000	914,730
AL Phoenix City Industrial Development Board
	Meadwestvaco Corp.,
	Series 2002 A, AMT,
	6.350% 05/15/35	1,000,000	875,950
AR Camden Environmental Improvement Authority
	International Paper Co.,
	Series 2004 A, AMT,
	5.000% 11/01/18	250,000	242,357
GA Rockdale County Development Authority
	Visy Paper, Inc.,
	Series 2007 A, AMT,
	6.125% 01/01/34	5,000,000	4,079,700
MS Lowndes County
	Weyerhaeuser Co.:
	Series 1992 A,
	6.800% 04/01/22	1,995,000	2,196,675
	Series 1992 B,
	6.700% 04/01/22	230,000	251,211
MS Warren County Gulf Opportunity Zone
	International Paper Co.,
	Series 2008 A,
	6.500% 09/01/32	2,000,000	2,103,400
Forest Products & Paper Total			12,699,203

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Manufacturing — 0.3%
IL Will-Kankakee Regional Development Authority
	Flanders Corp.,
	Series 1997, AMT,
	6.500% 12/15/17	605,000	563,473
KS Wichita Airport Authority
	Cessna Citation Service Center,
	Series 2002 A, AMT,
	6.250% 06/15/32	1,875,000	1,589,550
Manufacturing Total			2,153,023
Metals & Mining — 0.2%
NV Department of Business & Industry
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	8.000% 09/01/14 (e)	265,000	264,441
VA Greensville County Industrial Development Authority
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	7.000% 04/01/14	1,440,000	1,399,521
Metals & Mining Total			1,663,962
Oil & Gas — 1.9%
CA M-S-R Energy Authority
	Series 2009,
	6.500% 11/01/39	5,000,000	5,796,650
LA St. John Baptist Parish
	Marathon Oil Corp.,
	Series 2007 A,
	5.125% 06/01/37	5,000,000	4,774,950
NV Clark County Industrial Development Authority
	Southwest Gas Corp.,
	Series 2003 E, AMT,
	5.800% 03/01/38	1,750,000	1,803,952
TX Gulf Coast Industrial Development Authority
	Citgo Petroleum,
	Series 1998, AMT,
	8.000% 04/01/28	875,000	887,469
Oil & Gas Total			13,263,021
Other Industrial Development Bonds — 0.5%
NJ Economic Development Authority
	GMT Realty LLC,
	Series 2006 B, AMT,
	6.875% 01/01/37	4,000,000	3,134,040
Other Industrial Development Bonds Total			3,134,040
INDUSTRIALS TOTAL			35,148,684
OTHER — 10.0%
Pool/Bond Bank — 0.7%
OH Cleveland-Cuyahoga County Port Authority
	Series 2005 B,
	5.125% 05/15/25	700,000	588,462

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
OH Summit County Port Authority
	Seville Project,
	Series 2005 A,
	5.100% 05/15/25	425,000	356,235
PA Industrial Development Authority
	Series 2008,
	5.500% 07/01/23	2,355,000	2,631,995
SD Economic Development Finance Authority
	Davis Family Sodak,
	Series 2004 4-A, AMT,
	6.000% 04/01/29	1,400,000	1,442,756
Pool/Bond Bank Total			5,019,448
Refunded/Escrowed(h) — 7.1%
AL Camden Industrial Development Board
	Weyerhaeuser Co.,
	Series 2003 B, AMT,
	Pre-refunded 12/01/13,
	6.375% 12/01/24	275,000	319,847
CA Golden State Tobacco Securitization Corp.
	Series 2003 A-1,
	Pre-refunded 06/01/13,
	6.750% 06/01/39	200,000	236,480
CA Lincoln Community Facilities District No. 2003-1
	Series 2004,
	Pre-refunded 09/01/13:
	5.750% 09/01/20	450,000	531,527
	5.900% 09/01/24	445,000	528,144
CA Statewide Communities Development Authority
	Eskaton Village - Grass Valley,
	Series 2000,
	Pre-refunded 11/15/10,
	8.250% 11/15/31	1,665,000	1,812,952
CO Adams County
	Series 1991 B:
	Escrowed to Maturity,
	11.250% 09/01/11	220,000	263,419
	Pre-refunded 09/01/10,
	11.250% 09/01/11	360,000	395,500
CO Northwest Parkway Public Highway Authority
	Series 2001 D,
	Pre-refunded 06/15/11,
	7.125% 06/15/41	2,720,000	3,000,051
FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,
	Pre-refunded 06/01/12,
	8.000% 06/01/32	1,250,000	1,476,125

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
FL Islands at Doral Southwest Community Development District
	Series 2003,
	Pre-refunded 05/01/13,
	6.375% 05/01/35	750,000	853,837
FL Orange County Health Facilities Authority
	Orlando Regional Health Care System:
	Series 1999 E,
	Pre-refunded 10/01/09,
	6.000% 10/01/26	20,000	20,203
	Series 2002,
	Pre-refunded 12/01/12,
	5.750% 12/01/32	350,000	399,221
GA Municipal Electric Authority
	Series 1991 V:
	Escrowed to Maturity,
	6.600% 01/01/18	690,000	854,061
	Pre-refunded 01/01/13,
	6.600% 01/01/18	75,000	88,251
IA Finance Authority
	Care Initiatives,
	Series 1996,
	Pre-refunded 07/01/11,
	9.250% 07/01/25	425,000	492,720
IL Health Facilities Authority
	Lutheran Senior Ministries,
	Series 2001 A,
	Pre-refunded 08/15/11,
	7.375% 08/15/31	1,300,000	1,452,282
MA Development Finance Agency
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	6.125% 12/01/32	300,000	345,663
MA Health & Educational Facilities Authority
	Civic Investments, Inc.,
	Series 2002 A,
	Pre-refunded 12/15/12,
	9.000% 12/15/15	1,300,000	1,546,545
	Milford-Whitinsville Regional Hospital,
	Series 2002 D,
	Pre-refunded 07/15/12,
	6.350% 07/15/32	1,715,000	1,966,916
MI Pontiac Tax Increment Finance Authority
	Development Area No. 3,
	Series 2002,
	Pre-refunded 06/01/12,
	6.375% 06/01/31	1,000,000	1,145,100
MN Carlton
	Inter-Faith Social Services, Inc.,
	Series 2000,
	Pre-refunded 04/01/10,
	7.500% 04/01/19	220,000	228,967

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
NC Eastern Municipal Power Agency
	Series 1991 A,
	Escrowed to Maturity,
	6.500% 01/01/18	3,320,000	4,333,463
NH Health & Educational Facilities Authority
	Catholic Medical Center,
	Series 2002 A,
	Pre-refunded 7/01/12,
	6.125% 07/01/32	350,000	400,225
NH Industrial Development Authority
	Pennichuck Water Works, Inc.,
	Series 1988, AMT,
	Escrowed to Maturity,
	7.500% 07/01/18	275,000	333,784
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	Pre-refunded 06/01/13,
	6.750% 06/01/39	2,000,000	2,380,580
SC Jobs Economic Development Authority
	Bon Secours Health System,
	Series 2002 A,
	Pre-refunded 11/15/12,
	5.500% 11/15/23	485,000	548,928
SC Tobacco Settlement Revenue Management Authority
	Series 2001 B,
	Pre-refunded 05/15/11,
	6.375% 05/15/28	1,000,000	1,094,790
TX Houston Health Facilities Development Corp.
	Buckingham Senior Living Community, Inc.,
	Series 2004 A,
	Pre-refunded 02/15/14,
	7.125% 02/15/34	1,000,000	1,218,470
TX Tyler Health Facilities Development Corp.
	Mother Frances Hospital,
	Series 2001,
	Pre-refunded 07/01/12,
	6.000% 07/01/31	750,000	840,225
VA Tobacco Settlement Financing Corp.
	Series 2005,
	Pre-refunded 06/01/15,
	5.625% 06/01/37	15,485,000	18,371,249
WI Health & Educational Facilities Authority
	Wheaton Franciscan Services,
	Series 2002,
	Pre-refunded 02/15/12,
	5.750% 08/15/30	1,050,000	1,175,548
Refunded/Escrowed Total			48,655,073

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Tobacco — 2.2%
CA Silicon Valley Tobacco Securitization Authority
	Series 2007 A,
	(a) 06/01/36	3,000,000	319,200
IA Tobacco Settlement Authority
	Series 2005 C,
	5.625% 06/01/46	3,000,000	2,348,550
LA Tobacco Settlement Financing Corp.
	Series 2001 B,
	5.875% 05/15/39	1,000,000	967,920
MI Tobacco Settlement Finance Authority
	Series 2007 A,
	6.000% 06/01/48	5,000,000	4,186,700
NJ Tobacco Settlement Financing Corp.
	Series 2007 1C,
	(a) 06/01/41	7,500,000	457,425
NY Nassau County Tobacco Settlement Corp.
	Series 2006,
	(a) 06/01/60	25,000,000	244,250
OH Buckeye Tobacco Settlement Financing Authority
	Series 2007 A-2:
	5.750% 06/01/34	2,000,000	1,865,360
	5.875% 06/01/47	2,100,000	1,699,425
	6.000% 06/01/42	3,250,000	2,733,445
PR Commonwealth of Puerto Rico Children’s Trust Fund
	Series 2005 B,
	(a) 05/15/55	25,000,000	506,750
Tobacco Total			15,329,025
OTHER TOTAL			69,003,546
OTHER REVENUE — 2.3%
Hotels — 0.4%
MD Economic Development Corp.
	Chesapeake Bay Conference Center,
	Series 2006 A,
	5.000% 12/01/31	2,250,000	1,360,260
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC:
	Series 2005 B,
	6.250% 01/01/37	4,250,000	812,472
	Series 2005 C,
	8.750% 01/01/37	1,250,000	225,738
Hotels Total			2,398,470

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER REVENUE — (continued)
Recreation — 1.9%
CA Agua Caliente Band Cahuilla Indians
	Series 2003,
	6.000% 07/01/18	2,000,000	1,828,880
CA Cabazon Band Mission Indians
	Series 2004:
	8.375% 10/01/15 (e)	400,000	260,592
	8.750% 10/01/19 (e)	1,800,000	1,172,088
CT Mashantucket Western Pequot Tribe
	Series 1999 B,
	(a) 09/01/15 (e)	2,000,000	922,700
CT Mohegan Tribe Gaming Authority
	Series 2001,
	6.250% 01/01/31 (e)	475,000	359,380
CT Mohegan Tribe of Indians
	Series 2003,
	5.250% 01/01/33	1,000,000	711,660
FL Seminole Indian Tribe
	Series 2007,
	5.500% 10/01/24 (e)	2,000,000	1,905,820
IL Finance Authority Sports Facility
	Leafs Hockey Club Project,
	Series 2007 A,
	6.000% 03/01/37 (i)	1,000,000	303,190
NY Liberty Development Corp.
	National Sports Museum,
	Series 2006 A,
	6.125% 02/15/19 (e)(j)	1,979,996	5,940
OK Chickasaw Nation
	Series 2007:
	6.000% 12/01/25	1,030,000	1,076,412
	6.250% 12/01/32 (e)	3,500,000	3,568,075
OR Cow Creek Band Umpqua Tribe of Indians
	Series 2006 C,
	5.625% 10/01/26 (e)	1,700,000	1,248,922
Recreation Total			13,363,659
OTHER REVENUE TOTAL			15,762,129
RESOURCE RECOVERY — 0.7%
Resource Recovery — 0.7%
FL Lee County Solid Waste Systems
	Series 2006 A, AMT,
	Insured: AMBAC
	5.000% 10/01/17	2,010,000	2,034,261
MA Development Finance Agency
	Covanta,
	Series 1999 A, AMT,
	6.700% 12/01/14	510,000	506,649

		Par ($)	Value ($)
Municipal Bonds — (continued)
RESOURCE RECOVERY — (continued)
MA Industrial Finance Agency
	Covanta,
	Series 1998 A, AMT:
	5.500% 12/01/13	500,000	477,005
	5.600% 12/01/19	1,000,000	906,000
NY Niagara County Industrial Development Agency
	Covanta,
	Series 2001 A, AMT,
	5.450% 11/15/26 (11/15/12) (f)(g)	1,000,000	999,940
Resource Recovery Total			4,923,855
RESOURCE RECOVERY TOTAL			4,923,855
TAX-BACKED — 14.5%
Local Appropriated — 1.5%
CA Southeast Resource Recovery Facilities Authority
	Series 2003 B, AMT,
	Insured: AMBAC
	5.375% 12/01/18	2,000,000	2,072,800
FL County of Miami-Dade
	Series 2009,
	(a) 10/01/41	40,000,000	5,053,600
MO St. Louis Industrial Development Authority
	St. Louis Convention Center,
	Series 2000,
	Insured: AMBAC
	(a) 07/15/18	3,000,000	1,706,670
SC Laurens County School District No. 55
	Series 2005,
	5.250% 12/01/30	1,300,000	1,245,439
Local Appropriated Total			10,078,509
Local General Obligations — 1.1%
CO Northwest Metropolitan District No. 3
	Series 2005,
	6.250% 12/01/35	1,000,000	652,560
CO Red Sky Ranch Metropolitan District
	Series 2003,
	6.050% 12/01/33	1,000,000	849,970
NY New York City
	Series 2009 H1,
	5.000% 03/01/13	5,000,000	5,550,750
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	1,000,000	1,050,340
Local General Obligations Total			8,103,620
Special Non-Property Tax — 2.8%
IL Bolingbrook
	Sales Tax Revenue,
	Series 2005,
	6.250% 01/01/24	1,500,000	709,740

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
KS Wyandotte County Unified Government
	Series 2005 B,
	5.000% 12/01/20	3,125,000	3,218,344
KS Wyandotte County
	Series 2006,
	4.875% 10/01/28	2,020,000	1,458,581
KY Economic Development Finance Authority
	Louisville Arena Authority, Inc.,
	Series 2008 A1,
	Insured: AGO
	6.000% 12/01/38	1,150,000	1,257,927
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004:
	5.500% 06/15/31	315,000	304,139
	5.750% 06/15/29	1,000,000	1,001,120
NV Sparks Tourism Improvement District No. 1
	Series 2008 A,
	6.750% 06/15/28	3,000,000	2,869,140
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2009 B,
	5.000% 08/01/39	5,000,000	5,208,850
VA Peninsula Town Center Community Development Authority
	Series 2007,
	6.450% 09/01/37	4,000,000	3,507,200
Special Non-Property Tax Total			19,535,041
Special Property Tax — 6.7%
CA Carson Improvement Bond Act 1915
	Series 1992,
	7.375% 09/02/22	110,000	110,037
CA Empire Union School District
	Series 1987-1 A,
	Insured: AMBAC
	(a) 10/01/21	1,665,000	924,192
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	1,250,000	1,200,425
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	2,000,000	1,749,400
CA San Francisco City & County Redevelopment Agency
	Series 2009 D,
	6.625% 08/01/39	1,500,000	1,583,565

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
FL Ave Maria Stewardship Community District
	Series 2006 A,
	5.125% 05/01/38	3,480,000	1,921,447
FL Brandy Creek Community Development District
	Series 2003 A,
	6.350% 05/01/34	935,000	956,140
FL Celebration Community Development District
	Series 2003 A,
	6.400% 05/01/34	940,000	945,104
FL Channing Park Development District
	Series 2007,
	5.300% 05/01/38	1,000,000	553,130
FL Colonial Country Club Community Development District
	Series 2003,
	6.400% 05/01/33	700,000	719,768
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	655,000	678,934
FL Lexington Oaks Community Development District
	Series 2002 A,
	6.700% 05/01/33	250,000	257,663
FL Middle Village Community Development District
	Series 2004 A,
	6.000% 05/01/35	2,000,000	1,536,140
FL Oakmont Grove Community Development District
	Series 2007 A,
	5.400% 05/01/38 (j)	1,200,000	508,632
	Series 2007 B,
	5.250% 05/01/12 (j)	1,000,000	509,040
FL Orlando
	Conroy Road Interchange,
	Series 1998 A:
	5.500% 05/01/10	60,000	60,094
	5.800% 05/01/26	600,000	557,736
FL Sarasota National Community Development District
	Series 2003,
	5.300% 05/01/39	4,000,000	2,243,120
FL Seven Oaks Community Development District II
	Series 2004 A,
	5.875% 05/01/35	465,000	257,968
	Series 2004 B,
	7.500% 05/01/16	3,915,000	3,510,072

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
FL Sweetwater Creek Community Development District
	Series 2007 A,
	5.500% 05/01/38	3,935,000	2,407,472
FL Tolomato Community Development District
	Series 2007,
	6.650% 05/01/40	3,000,000	2,214,300
FL Waterset North Community Development District
	Series 2007 A,
	6.600% 05/01/39	2,000,000	1,280,660
FL West Villages Improvement District
	Series 2006,
	5.500% 05/01/37	1,700,000	821,185
FL Westchester Community Development District No. 1
	Series 2003,
	6.125% 05/01/35	800,000	574,328
FL Westridge Community Development District
	Series 2005,
	5.800% 05/01/37 (i)	2,650,000	1,081,571
GA Atlanta
	Eastside Project,
	Series 2005 B,
	5.600% 01/01/30	1,615,000	1,431,100
IL Annawan
	Patriot Renewable Fuels LLC,
	Series 2007,
	5.625% 01/01/18	1,500,000	1,237,860
IL Chicago
	Pilsen Redevelopment,
	Series 2004 B,
	6.750% 06/01/22	1,225,000	1,167,854
IL Hillside
	Series 2008,
	7.000% 01/01/28	2,500,000	2,169,525
IL Plano Special Service Area No. 4
	Lakewood Springs Project,
	Series 2005 5-B,
	6.000% 03/01/35	2,978,000	2,470,995
IL Rosemont
	River Road Hotel Partners Project,
	Series 2007,
	5.100% 12/30/23	2,800,000	2,221,968

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
IL Volo Village Special Service Area No. 3
	Symphony Meadows Project,
	Series 2006-1,
	6.000% 03/01/36	1,996,000	1,278,498
IN City of Portage
	Ameriplex Project,
	Series 2006,
	5.000% 07/15/23	700,000	686,959
MO Fenton
	Tax Increment Revenue,
	Series 2006,
	4.500% 04/01/21	380,000	376,736
MO Kansas City Tax Increment Financing Commission
	Maincor Project, Inc.,
	Series 2007 A,
	5.250% 03/01/18	1,000,000	939,670
MO Riverside
	Tax Increment Revenue,
	Series 2004,
	5.250% 05/01/20	1,275,000	1,304,019
OH Hickory Chase Community Authority
	Series 2008,
	7.000% 12/01/38	2,500,000	1,670,775
Special Property Tax Total			46,118,082
State Appropriated — 1.2%
MI Municipal Bond Authority
	Series 2009 D,
	9.500% 08/20/10	6,000,000	6,011,640
NY Triborough Bridge & Tunnel Authority
	Javits Convention Center,
	Series 1990 E,
	7.250% 01/01/10	350,000	355,740
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	LOC: Government Development Bank for Puerto Rico
	5.750% 08/01/27	1,465,000	1,527,512
State Appropriated Total			7,894,892
State General Obligations — 1.2%
CA State
	Series 2004 A-2,
	LOC: Citibank N.A.,
	LOC: California State Teachers’ Retirement System
	0.270% 05/01/34 (f)	200,000	200,000
	Series 2007,
	5.000% 11/01/37	2,475,000	2,483,069

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
FL Board of Education
	Series 2009,
	5.000% 06/01/24	5,000,000	5,655,950
State General Obligations Total			8,339,019
TAX-BACKED TOTAL			100,069,163
TRANSPORTATION — 6.2%
Air Transportation — 3.4%
CA Los Angeles Regional Airports Improvement Corp.
	American Airlines, Inc.,
	Series 2000 C, AMT,
	7.500% 12/01/24	400,000	399,724
FL Capital Trust Agency
	Air Cargo-Orlando,
	Series 2003, AMT,
	6.750% 01/01/32	650,000	551,863
NC Charlotte/Douglas International Airport
	US Airways, Inc.,
	Series 1998, AMT,
	5.600% 07/01/27	1,500,000	1,013,220
NJ Economic Development Authority
	Continental Airlines, Inc.:
	Series 1999, AMT:
	6.250% 09/15/19	1,000,000	946,170
	6.250% 09/15/29	2,500,000	2,260,250
	Series 2003, AMT,
	9.000% 06/01/33	1,000,000	1,065,840
NY Industrial Development Agency
	American Airlines, Inc.,
	Series 2005,
	7.625% 08/01/25	3,000,000	3,050,460
NY New York City Industrial Development Agency
	American Airlines, Inc.:
	Series 2005 A,
	8.000% 08/01/12	7,775,000	7,873,431
	Series 2005,
	8.000% 08/01/28	2,000,000	2,082,860
PA Philadelphia Authority for Industrial Development
	Aero Philadelphia,
	Series 1999, AMT,
	5.500% 01/01/24	1,000,000	791,080
TX Dallas-Fort Worth International Airport
	American Airlines, Inc.,
	Series 2000 A, AMT,
	9.000% 05/01/29	2,250,000	2,203,785
TX Houston Industrial Development Corp.
	United Parcel Service,
	Series 2002, AMT,
	6.000% 03/01/23	900,000	764,037
Air Transportation Total			23,002,720

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Airports — 0.5%
CA County of Sacramento
	Series 2009 D,
	6.000% 07/01/35	2,500,000	2,826,575
MO Branson Regional Airport Transportation Development District
	Branson Airport LLC:
	Series 2007 A,
	6.000% 07/01/37	500,000	344,385
	Series 2007 B,
	6.000% 07/01/37	500,000	330,080
Airports Total			3,501,040
Toll Facilities — 2.2%
CA Foothill Eastern Transportation Corridor Agency
	Series 1999,
	(a) 01/15/30	11,520,000	2,995,200
CO E-470 Public Highway Authority
	Series 2000,
	Insured: NPFGC
	(a) 09/01/18	4,000,000	2,447,680
DC Metropolitan WA Airports Authority
	Series 2009,
	(a) 10/01/34	22,550,000	5,105,546
TX North Texas Tollway Authority
	Series 2008 F,
	5.750% 01/01/38	2,645,000	2,786,719
	Series 2009 A,
	6.250% 01/01/39	1,500,000	1,673,895
Toll Facilities Total			15,009,040
Transportation — 0.1%
NV Director of the State of NV Department of Business & Industry
	Las Vegas Monorail Co,
	Series 2000
	Insured: AMBAC
	5.625% 01/01/34	3,000,000	852,240
Transportation Total			852,240
TRANSPORTATION TOTAL			42,365,040
UTILITIES — 8.3%
Independent Power Producers — 1.6%
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT:
	6.750% 10/01/11	2,300,000	2,304,853
	6.750% 10/01/19	120,000	101,269

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
OR Western Generation Agency
	Wauna Cogeneration,
	Series 2006 A,
	5.000% 01/01/20	2,235,000	2,016,395
PA Economic Development Financing Authority
	Colver Project,
	Series 2005, AMT,
	5.125% 12/01/15	775,000	721,199
	Northampton Generating,
	Series 1994 A, AMT,
	6.500% 01/01/13	3,000,000	2,122,620
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	3,820,000	3,871,532
Independent Power Producers Total			11,137,868
Investor Owned — 5.7%
AZ Maricopa County Pollution Control Corp.
	El Paso Electric Co.,
	Series 2009 B,
	7.250% 04/01/40	3,600,000	4,089,996
CA Chula Vista Industrial Development Authority
	San Diego Gas & Electric Co.,
	Series 1996 B, AMT,
	5.500% 12/01/21	1,275,000	1,322,851
HI State Department of Budget & Finance
	Hawaiian Electric Company,
	Series 2009,
	6.500% 07/01/39	1,750,000	1,909,547
IL Development Finance Authority
	Peoples Gas Light & Coke Co.,
	Series 2003 E, AMT,
	Insured: AMBAC
	4.875% 11/01/38 (11/01/18) (f)(g)	2,500,000	2,511,625
IN Jasper County Pollution Control Revenue
	Northern Indiana Public Service Co.,
	Series 1994 C,
	Insured: NPFGC
	5.850% 04/01/19	1,000,000	1,111,380
IN Petersburg
	Indianapolis Power & Light Co.,
	Series 1991,
	5.750% 08/01/21	1,000,000	1,028,520
LA Calcasieu Parish Industrial Development Board
	Entergy Gulf States, Inc.,
	Series 1999,
	5.450% 07/01/10	500,000	500,225
LA West Feliciana Parish
	Entergy Gulf States, Inc.,
	Series 1999 B,
	6.600% 09/01/28	135,000	135,108

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
NM Farmington
	Tucson Electric Power Co.,
	Series 1997 A,
	6.950% 10/01/20	2,000,000	2,014,540
NV Clark County Industrial Development Authority
	Nevada Power Co.:
	Series 1995 B, AMT,
	5.900% 10/01/30	3,135,000	3,123,777
	Series 1997 A, AMT,
	5.900% 11/01/32	750,000	749,985
PA Economic Development Financing Authority
	Allegheny Energy Specialty Co.,
	Series 2009,
	7.000% 07/15/39	4,000,000	4,357,400
SC Berkeley County Pollution Control Facilities Authority
	South Carolina Generating Co. Project,
	Series 2003,
	4.875% 10/01/14	950,000	1,004,559
TX Brazos River Authority
	TXU Energy Co., LLC:
	Series 2001 C, AMT,
	5.750% 05/01/36	2,515,000	2,155,330
	Series 2003 C, AMT,
	6.750% 10/01/38	1,180,000	706,761
TX Matagorda County Navigation District No. 1
	AEP Texas Project,
	Series 2005 A,
	Insured: AMBAC
	4.400% 05/01/30	7,500,000	6,383,625
TX Sabine River Authority
	TXU Energy Co., LLC,
	Series 2001 B, AMT,
	5.750% 05/01/30	1,415,000	1,212,641
WY Campbell County
	Black Hills Power, Inc.,
	Series 2004,
	5.350% 10/01/24	3,250,000	3,158,642
WY Converse County
	PacifiCorp,
	Series 1988,
	3.900% 01/01/14	1,500,000	1,558,950
Investor Owned Total			39,035,462
Municipal Electric — 0.2%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1998 NN,
	5.500% 07/01/20	1,005,000	1,120,736
Municipal Electric Total			1,120,736

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — 0.8%
AZ Surprise Municipal Property Corp.
	Series 2007,
	4.900% 04/01/32	2,000,000	1,642,340
MS V Lakes Utility District
	Series 1994,
	7.000% 07/15/37	250,000	217,782
PA Dauphin County Industrial Development Authority
	Dauphin Water Supply Co.,
	Series 1992 A, AMT,
	6.900% 06/01/24	3,200,000	3,804,640
Water & Sewer Total			5,664,762
UTILITIES TOTAL			56,958,828

	Total Municipal Bonds (cost of $687,290,454)		640,547,138

		Shares
Investment Companies — 5.0%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.290%) (k) (l)	17,133,781	17,133,781
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.210%)	17,605,946	17,616,247

	Total Investment Companies (cost of $34,750,028)		34,750,028
Municipal Preferred Stocks — 0.5%
HOUSING — 0.5%
Multi-Family — 0.5%
Centerline Equity Issuer Trust
	AMT,
	6.300% 05/15/19 (e)	1,000,000	1,048,880
	Series 2000, AMT,
	7.600% 12/15/10 (e)	1,500,000	1,560,000
MuniMae Trust
	AMT,
	5.800% 06/30/49 (e)	1,000,000	623,940
Multi-Family Total			3,232,820
HOUSING TOTAL			3,232,820

	Total Municipal Preferred Stocks (cost of $3,500,000)		3,232,820

		Par ($)
Short-Term Obligations — 0.1%
VARIABLE RATE DEMAND NOTES(m) — 0.1%
CO Educational & Cultural Facilities Authority
	Jewish Community Center,
	Series 2006 D-1,
	LOC: JPMorgan Chase Bank
	0.350% 07/01/36	500,000	500,000

		Par ($)	Value ($)
Short-Term Obligations — (continued)
VARIABLE RATE DEMAND NOTES(m) — (CONTINUED)
NV Clark County School District
	Series 2001 A,
	Insured: FSA,
	SPA: State Street Bank & Trust Co.
	0.350% 06/15/21	170,000	170,000
	VARIABLE RATE DEMAND NOTES TOTAL		670,000

	Total Short-Term Obligations (cost of $670,000)		670,000

	Total Investments — 98.7% (cost of $726,210,482)(n)(o)		679,199,986

	Other Assets & Liabilities, Net — 1.3%		9,107,592

	Net Assets — 100.0%		688,307,578

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Funds assets:

Description	Quoted (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
Education	$—	$31,507,011	$—	$31,507,011
Health Care	—	235,087,781	528,500	235,616,281
Housing	—	49,192,601	—	49,192,601
Industrials	—	35,148,684	—	35,148,684
Other	—	69,003,546	—	69,003,546
Other Revenue	—	15,762,129	—	15,762,129
Resource Recovery	—	4,923,855	—	4,923,855
Tax Backed	—	100,069,163	—	100,069,163
Transportation	—	42,365,040	—	42,365,040
Utilities	—	56,958,828	—	56,958,828
Total Municipal Bonds	—	640,018,638	528,500	640,547,138
Total Investment Companies	34,750,028	—	—	34,750,028
Total Municipal Preferred Stocks	—	3,232,820	—	3,232,820
Total Short-Term Obligations	—	670,000	—	670,000
Total Investments	$34,750,028	$643,921,458	$528,500	$679,199,986

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three month period ending September 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Secruities	Balance as of June 30, 2009	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2009
Municipal Bonds	$549,500	$—	$9,000	$—	$(30,000)	$—	$—	$528,500

	$549,500	$—	$9,000	$—	$(30,000)	$—	$—	$528,500

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at September 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $9,000.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At September 30, 2009, the value of these securities amounted to $3,393,414, which represents 0.5% of net assets.

	Security	Acquisition Date	Acquisition Cost
	CA Statewide Communities Development Authority, Crossroads School for Arts & Sciences, Series 1998,
	6.000% 08/01/28	08/21/98	$265,000
	6.000% 08/01/28	08/31/98	700,000
	NC Durham Housing Authority, Magnolia Pointe Apartments, Series 2005, AMT,
	5.650% 02/01/38	12/19/06	3,500,000
			$4,465,000

(c)	Security purchased on a delayed delivery basis.
(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At September 30, 2009, the value of this security represents less than 0.1% of net assets.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities, which are not illiquid except for the following, amounted to $13,368,289, which represents 1.9% of net assets.

Security	Acquisition Date	Par	Acquisition Cost	Market Value
Resolution Trust Corp. Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16	11/12/93	$455,481	$463,388	$427,510
CA Cabazon Band Mission Indians, Series 2004:
8.375% 10/01/15	10/08/04	400,000	550,000	260,592
8.750% 10/01/19	10/08/04	1,800,00	1,950,000	1,172,088
OR Cow Creek Band Umpqua Tribe of Indians, Series 2006 C,
5.625% 10/01/26	06/15/06	1,700,000	1,700,000	1,248,922
NY Liberty Development Corp., National Sports Museum Series 2006 A,
6.125% 02/15/19	08/17/06	1,979,996	1,979,996	5,940
MuniMae Trust, AMT,
5.800% 06/30/49	10/19/04	1,000,000	1,000,000	623,940
				$3,738,992

(f)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2009.
(g)	Parenthetical date represents the next reset date for the security.
(h)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(i)	The issuer is in default of certain debt covenants. Income is being partially accrued. At September 30, 2009, the value of these securities amount to $1,384,761, which represents 0.2% of net assets.
(j)	The issuer is in default of certain debt covenants. Income is not being accrued. At September 30, 2009, the value of these securities amounted to $1,023,612, which represents 0.2% of net assets.
(k)	Investments in affiliates during the three months ended September 30, 2009:

Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.290%)

Shares as of 06/30/09:		10,025,800
Shares purchased:		57,746,781
Shares sold:		(50,638,800)
Shares as of 09/30/09:		17,133,781
Net realized gain (loss):		$—
Dividend income earned:		$—
Value at end of period:		$17,133,781

(l)		Money market mutual fund registered under the Investment Company Act of 1940, as amended and advised by Columbia Management Advisor, LLC.
(m)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at September 30, 2009.

(n)		Cost for federal income tax purposes is $725,599,441.
(o)		Unrealized appreciation and depreciation at September 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$27,634,416	$(74,033,871)	$(46,399,455)

Acronym	Name
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
HFDC	Health Facility Development Corporation
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO
September 30, 2009 (Unaudited)	Columbia Small Cap Value Fund I

	Shares	Value ($)*
Common Stocks — 99.4%
CONSUMER DISCRETIONARY — 10.9%
Diversified Consumer Services — 0.7%
Regis Corp.	279,976	4,339,628
Sotheby’s	190,060	3,274,734
Diversified Consumer Services Total		7,614,362
Hotels, Restaurants & Leisure — 1.6%
Benihana, Inc., Class A (a)	595,647	3,413,057
Bob Evans Farms, Inc.	215,591	6,265,075
CEC Entertainment, Inc. (a)	132,620	3,429,553
Jack in the Box, Inc. (a)	97,610	2,000,029
Red Robin Gourmet Burgers, Inc. (a)	177,351	3,621,507
Hotels, Restaurants & Leisure Total		18,729,221
Household Durables — 1.5%
American Greetings Corp., Class A	247,890	5,527,947
Cavco Industries, Inc. (a)	118,487	4,206,288
CSS Industries, Inc.	223,057	4,409,837
Ethan Allen Interiors, Inc.	219,540	3,622,410
Household Durables Total		17,766,482
Leisure Equipment & Products — 0.9%
Brunswick Corp.	527,553	6,320,085
JAKKS Pacific, Inc. (a)	304,410	4,359,151
Leisure Equipment & Products Total		10,679,236
Specialty Retail — 5.1%
America’s Car-Mart, Inc. (a)	200,070	4,791,677
AnnTaylor Stores Corp. (a)	498,461	7,920,545
Christopher & Banks Corp.	592,150	4,008,856
Finish Line, Inc., Class A	431,220	4,381,195
Foot Locker, Inc.	412,505	4,929,435
Men’s Wearhouse, Inc.	255,205	6,303,563
OfficeMax, Inc. (a)	489,730	6,160,803
Pacific Sunwear of California, Inc. (a)	1,917,986	9,877,628
Rent-A-Center, Inc. (a)	395,304	7,463,340
Shoe Carnival, Inc. (a)	262,119	4,041,875
Specialty Retail Total		59,878,917
Textiles, Apparel & Luxury Goods — 1.1%
Movado Group, Inc.	346,609	5,036,229
Phillips-Van Heusen Corp.	96,951	4,148,533

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
	Wolverine World Wide, Inc.	128,580	3,193,927
Textiles, Apparel & Luxury Goods Total			12,378,689
CONSUMER DISCRETIONARY TOTAL			127,046,907
CONSUMER STAPLES — 2.5%
Food & Staples Retailing — 1.9%
	Casey’s General Stores, Inc.	226,799	7,116,953
	Ruddick Corp.	162,509	4,325,990
	Spartan Stores, Inc.	207,004	2,924,966
	Weis Markets, Inc.	253,049	8,084,915
Food & Staples Retailing Total			22,452,824
Food Products — 0.6%
	Fresh Del Monte Produce, Inc. (a)	327,095	7,395,618
Food Products Total			7,395,618
CONSUMER STAPLES TOTAL			29,848,442
ENERGY — 6.4%
Energy Equipment & Services — 2.8%
	Gulf Island Fabrication, Inc.	218,000	4,085,320
	Lufkin Industries, Inc.	62,549	3,326,356
	Matrix Service Co. (a)	348,120	3,784,064
	Patterson-UTI Energy, Inc.	270,560	4,085,456
	Superior Well Services, Inc. (a)	259,304	2,510,063
	T-3 Energy Services, Inc. (a)	185,310	3,650,607
	TGC Industries, Inc. (a)	391,813	1,900,293
	Tidewater, Inc.	117,810	5,547,673
	Union Drilling, Inc. (a)	557,246	4,257,360
Energy Equipment & Services Total			33,147,192
Oil, Gas & Consumable Fuels — 3.6%
	Berry Petroleum Co., Class A	176,270	4,720,511
	Cimarex Energy Co.	111,520	4,831,046
	Forest Oil Corp. (a)	210,470	4,118,898
	Holly Corp.	192,129	4,922,345
	Mariner Energy, Inc. (a)	360,780	5,115,860
	Nordic American Tanker Shipping	120,998	3,579,121
	Stone Energy Corp. (a)	515,260	8,403,891

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Swift Energy Co. (a)	243,889	5,775,291
Oil, Gas & Consumable Fuels Total			41,466,963
ENERGY TOTAL			74,614,155
FINANCIALS — 30.4%
Capital Markets — 2.0%
	Federated Investors, Inc., Class B	112,910	2,977,437
	Investment Technology Group, Inc. (a)	188,260	5,256,219
	Janus Capital Group, Inc.	200,029	2,836,411
	Mass Financial Corp., Class A (a)	287,990	2,735,905
	Piper Jaffray Companies, Inc. (a)	113,352	5,409,158
	Raymond James Financial, Inc.	198,390	4,618,519
Capital Markets Total			23,833,649
Commercial Banks — 6.7%
	BancFirst Corp.	142,033	5,245,279
	BancTrust Financial Group, Inc.	423,988	1,513,637
	Bryn Mawr Bank Corp.	255,577	4,464,930
	Chemical Financial Corp.	362,783	7,905,042
	Columbia Banking System, Inc.	322,097	5,330,705
	Community Trust Bancorp, Inc.	167,280	4,377,718
	CVB Financial Corp.	306,428	2,325,789
	First Citizens BancShares, Inc., Class A	55,686	8,859,643
	First Commonwealth Financial Corp.	732,598	4,161,157
	First Financial Corp.	226,738	6,947,252
	First National Bank of Alaska	1,906	3,144,900
	Investors Bancorp, Inc. (a)	480,267	5,095,633
	Merchants Bancshares, Inc.	236,026	5,041,515
	Northfield Bancorp, Inc.	350,134	4,481,715
	Northrim BanCorp, Inc.	281,746	4,296,626
	Taylor Capital Group, Inc. (a)	256,333	1,691,798
	West Coast Bancorp	364,890	904,927
	Whitney Holding Corp.	311,139	2,968,266
Commercial Banks Total			78,756,532
Consumer Finance — 0.8%
	Cash America International, Inc.	287,349	8,666,446
Consumer Finance Total			8,666,446
Diversified Financial Services — 0.7%
	Medallion Financial Corp.	483,875	4,045,195
	Pico Holdings, Inc. (a)	102,961	3,433,749
Diversified Financial Services Total			7,478,944

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 7.5%
	Baldwin & Lyons, Inc., Class B	231,452	5,427,549
	CNA Surety Corp. (a)	407,409	6,600,026
	EMC Insurance Group, Inc.	254,629	5,380,311
	FBL Financial Group, Inc. Class A	328,663	6,385,922
	First Mercury Financial Corp.	412,897	5,499,788
	Harleysville Group, Inc.	133,025	4,210,241
	Horace Mann Educators Corp.	508,672	7,106,148
	National Western Life Insurance Co., Class A	26,379	4,642,176
	Navigators Group, Inc. (a)	119,551	6,575,305
	RLI Corp.	103,250	5,449,535
	Safety Insurance Group, Inc.	217,521	7,160,791
	Selective Insurance Group, Inc.	237,935	3,742,718
	Stewart Information Services Corp.	275,200	3,404,224
	United America Indemnity Ltd., Class A (a)	1,513,303	11,183,309
	United Fire & Casualty Co.	286,474	5,127,885
Insurance Total			87,895,928
Real Estate Investment Trusts (REITs) — 7.3%
	DCT Industrial Trust, Inc.	1,008,889	5,155,423
	DiamondRock Hospitality Co. (a)	894,909	7,248,763
	Duke Realty Corp.	238,590	2,865,466
	DuPont Fabros Technology, Inc. (a)	288,510	3,845,838
	Franklin Street Properties Corp.	504,650	6,610,915
	Getty Realty Corp.	173,006	4,245,567
	LaSalle Hotel Properties	231,252	4,546,414
	Mack-Cali Realty Corp.	105,750	3,418,898
	National Health Investors, Inc.	222,808	7,051,873
	National Retail Properties, Inc.	384,370	8,252,424
	Potlatch Corp.	286,951	8,163,756
	Starwood Property Trust, Inc. (a)	207,870	4,209,368
	Sun Communities, Inc.	174,039	3,745,319
	Sunstone Hotel Investors, Inc. (a)	728,156	5,169,908
	Universal Health Realty Income Trust	187,633	6,107,454
	Urstadt Biddle Properties, Inc., Class A	345,092	5,034,892
Real Estate Investment Trusts (REITs) Total			85,672,278
Real Estate Management & Development — 0.4%
	Avatar Holdings, Inc. (a)	191,061	3,630,159
	Maui Land & Pineapple Co., Inc. (a)	187,632	1,180,205
Real Estate Management & Development Total			4,810,364

4

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Thrifts & Mortgage Finance — 5.0%
	Bank Mutual Corp.	745,730	6,592,253
	BankFinancial Corp.	526,856	5,047,280
	Beneficial Mutual Bancorp, Inc. (a)	670,429	6,121,017
	Brookline Bancorp, Inc.	675,029	6,561,282
	Clifton Savings Bancorp, Inc.	424,285	4,157,993
	ESSA Bancorp, Inc.	283,217	3,741,297
	Home Federal Bancorp, Inc.	558,048	6,372,908
	TrustCo Bank Corp. NY	554,344	3,464,650
	United Financial Bancorp, Inc.	335,876	3,889,444
	Washington Federal, Inc.	398,051	6,711,140
	Westfield Financial, Inc.	631,462	5,348,483
Thrifts & Mortgage Finance Total			58,007,747
FINANCIALS TOTAL			355,121,888
HEALTH CARE — 4.0%
Health Care Equipment & Supplies — 0.7%
	Analogic Corp.	62,989	2,331,853
	Cantel Medical Corp. (a)	16,121	242,782
	Symmetry Medical, Inc. (a)	290,830	3,015,907
	Young Innovations, Inc.	97,101	2,554,727
Health Care Equipment & Supplies Total			8,145,269
Health Care Providers & Services — 3.3%
	Allion Healthcare, Inc. (a)	477,000	2,790,450
	AmSurg Corp. (a)	163,447	3,469,980
	Healthspring, Inc. (a)	436,664	5,349,134
	Kindred Healthcare, Inc. (a)	327,331	5,312,582
	Magellan Health Services, Inc. (a)	105,600	3,279,936
	Medcath Corp. (a)	361,890	3,173,775
	NovaMed, Inc. (a)	778,238	3,525,418
	Res-Care, Inc. (a)	436,947	6,209,017
	Triple-S Management Corp., Class B (a)	198,270	3,324,988
	U.S. Physical Therapy, Inc. (a)	170,496	2,569,375
Health Care Providers & Services Total			39,004,655
HEALTH CARE TOTAL			47,149,924
INDUSTRIALS — 18.1%
Aerospace & Defense — 1.5%
	AAR Corp. (a)	182,065	3,994,506
	Ceradyne, Inc. (a)	219,896	4,030,694
	Esterline Technologies Corp. (a)	128,100	5,022,801
	Ladish Co., Inc. (a)	318,550	4,819,661
Aerospace & Defense Total			17,867,662

5

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Air Freight & Logistics — 0.3%
	Pacer International, Inc.	767,329	2,961,890
Air Freight & Logistics Total			2,961,890
Airlines — 0.5%
	Skywest, Inc.	382,221	6,337,224
Airlines Total			6,337,224
Building Products — 1.3%
	Ameron International Corp.	63,552	4,447,369
	Builders FirstSource, Inc. (a)	463,869	2,022,469
	Lennox International, Inc.	92,039	3,324,449
	NCI Building Systems, Inc. (a)	392,061	1,254,595
	Universal Forest Products, Inc.	107,551	4,243,962
Building Products Total			15,292,844
Commercial Services & Supplies — 2.3%
	ABM Industries, Inc.	186,860	3,931,534
	ATC Technology Corp. (a)	216,750	4,282,980
	Comfort Systems USA, Inc.	340,901	3,951,043
	Consolidated Graphics, Inc. (a)	164,530	4,105,024
	Ennis, Inc.	269,977	4,354,729
	United Stationers, Inc. (a)	128,700	6,127,407
Commercial Services & Supplies Total			26,752,717
Construction & Engineering — 2.6%
	Dycom Industries, Inc. (a)	418,251	5,144,487
	EMCOR Group, Inc. (a)	304,040	7,698,293
	KBR, Inc.	274,669	6,397,041
	KHD Humboldt Wedag International Ltd. (a)	272,392	2,827,429
	Layne Christensen Co. (a)	150,460	4,822,243
	Sterling Construction Co., Inc. (a)	174,250	3,120,817
Construction & Engineering Total			30,010,310
Electrical Equipment — 1.9%
	A.O. Smith Corp.	129,620	4,938,522
	Acuity Brands, Inc.	118,430	3,814,630
	Belden, Inc.	216,031	4,990,316
	GrafTech International Ltd. (a)	595,889	8,759,569
Electrical Equipment Total			22,503,037
Machinery — 3.2%
	Astec Industries, Inc. (a)	129,037	3,286,572
	CIRCOR International, Inc.	153,630	4,341,584
	EnPro Industries, Inc. (a)	230,672	5,273,162

6

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	FreightCar America, Inc.	173,761	4,222,392
	Harsco Corp.	146,767	5,197,020
	Kadant, Inc. (a)	271,440	3,292,567
	LB Foster Co., Class A (a)	101,671	3,109,099
	Mueller Industries, Inc.	197,340	4,710,506
	Robbins & Myers, Inc.	177,430	4,166,056
Machinery Total			37,598,958
Professional Services — 2.2%
	CDI Corp.	279,906	3,932,680
	Kforce, Inc. (a)	263,964	3,172,847
	Korn/Ferry International (a)	289,551	4,224,549
	LECG Corp. (a)	521,265	1,829,640
	MPS Group, Inc. (a)	891,675	9,380,421
	Navigant Consulting, Inc. (a)	216,120	2,917,620
Professional Services Total			25,457,757
Road & Rail — 1.8%
	Arkansas Best Corp.	122,450	3,666,153
	Heartland Express, Inc.	250,554	3,607,978
	Ryder System, Inc.	109,539	4,278,593
	Werner Enterprises, Inc.	513,379	9,564,251
Road & Rail Total			21,116,975
Trading Companies & Distributors — 0.5%
	Kaman Corp.	240,522	5,286,674
Trading Companies & Distributors Total			5,286,674
INDUSTRIALS TOTAL			211,186,048
INFORMATION TECHNOLOGY — 14.2%
Communications Equipment — 3.1%
	ADC Telecommunications, Inc. (a)	393,589	3,282,532
	Anaren, Inc. (a)	271,830	4,621,110
	Avocent Corp. (a)	215,590	4,370,009
	Bel Fuse, Inc., Class B	111,617	2,124,072
	Black Box Corp.	181,019	4,541,767
	Plantronics, Inc.	211,370	5,666,830
	Symmetricom, Inc. (a)	534,330	2,767,829
	Tekelec (a)	200,990	3,302,266
	Tellabs, Inc. (a)	765,160	5,294,907
Communications Equipment Total			35,971,322
Computers & Peripherals — 0.6%
	Adaptec, Inc. (a)	928,680	3,101,791
	Electronics for Imaging, Inc. (a)	336,091	3,787,746
Computers & Peripherals Total			6,889,537

7

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment, Instruments & Components — 4.2%
Anixter International, Inc. (a)	150,990	6,056,209
Benchmark Electronics, Inc. (a)	484,741	8,725,338
Brightpoint, Inc. (a)	763,213	6,678,114
CPI International, Inc. (a)	314,399	3,518,125
CTS Corp.	415,180	3,861,174
Electro Scientific Industries, Inc. (a)	304,850	4,081,941
Littelfuse, Inc. (a)	136,130	3,572,051
Methode Electronics, Inc.	435,974	3,779,895
MTS Systems Corp.	173,864	5,078,567
NAM TAI Electronics, Inc.	712,660	3,848,364
Electronic Equipment, Instruments & Components Total		49,199,778
Internet Software & Services — 0.5%
InfoSpace, Inc. (a)	355,430	2,751,028
United Online, Inc.	385,730	3,101,269
Internet Software & Services Total		5,852,297
IT Services — 1.3%
Acxiom Corp. (a)	277,250	2,622,785
CACI International, Inc., Class A (a)	112,670	5,325,911
CSG Systems International, Inc. (a)	243,699	3,901,621
MAXIMUS, Inc.	80,039	3,729,817
IT Services Total		15,580,134
Semiconductors & Semiconductor Equipment — 3.1%
Amkor Technology, Inc. (a)	549,260	3,778,909
ATMI, Inc. (a)	167,772	3,045,062
Cirrus Logic, Inc. (a)	618,650	3,439,694
Fairchild Semiconductor International, Inc. (a)	440,895	4,510,356
Kulicke & Soffa Industries, Inc. (a)	575,545	3,470,536
MKS Instruments, Inc. (a)	206,122	3,976,094
OmniVision Technologies, Inc. (a)	378,487	6,161,768
Verigy Ltd. (a)	383,687	4,458,443
Zoran Corp. (a)	319,356	3,678,981
Semiconductors & Semiconductor Equipment Total		36,519,843
Software — 1.4%
Jack Henry & Associates, Inc.	119,500	2,804,665
Mentor Graphics Corp. (a)	581,826	5,416,800
Monotype Imaging Holdings, Inc. (a)	66,671	560,703
Parametric Technology Corp. (a)	275,490	3,807,272

8

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Progress Software Corp. (a)	174,409	3,950,364
Software Total			16,539,804
INFORMATION TECHNOLOGY TOTAL			166,552,715
MATERIALS — 6.2%
Chemicals — 1.9%
	Cytec Industries, Inc.	187,094	6,074,942
	H.B. Fuller Co.	428,899	8,963,989
	OM Group, Inc. (a)	218,549	6,641,704
Chemicals Total			21,680,635
Construction Materials — 0.3%
	Eagle Materials, Inc.	125,581	3,589,105
Construction Materials Total			3,589,105
Containers & Packaging — 1.7%
	Greif, Inc., Class A	86,056	4,737,383
	Greif, Inc., Class B	217,547	11,349,427
	Packaging Corp. of America	211,270	4,309,908
Containers & Packaging Total			20,396,718
Metals & Mining — 2.3%
	Carpenter Technology Corp.	161,700	3,782,163
	Harry Winston Diamond Corp.	664,476	5,561,664
	Haynes International, Inc. (a)	163,894	5,215,107
	Olympic Steel, Inc.	195,529	5,609,727
	RTI International Metals, Inc. (a)	268,251	6,682,133
Metals & Mining Total			26,850,794
MATERIALS TOTAL			72,517,252
TELECOMMUNICATION SERVICES — 1.0%
Diversified Telecommunication Services — 0.3%
	Warwick Valley Telephone Co. (b)	298,977	3,530,918
Diversified Telecommunication Services Total			3,530,918
Wireless Telecommunication Services — 0.7%
	NTELOS Holdings Corp.	198,780	3,510,455
	Syniverse Holdings, Inc. (a)	290,030	5,075,525
Wireless Telecommunication Services Total			8,585,980
TELECOMMUNICATION SERVICES TOTAL			12,116,898
UTILITIES — 5.7%
Electric Utilities — 2.8%
	ALLETE, Inc.	192,780	6,471,625
	El Paso Electric Co. (a)	317,668	5,613,194
	Great Plains Energy, Inc.	216,951	3,894,270
	Hawaiian Electric Industries, Inc.	143,901	2,607,486
	Maine & Maritimes Corp.	63,200	2,272,040

9

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
	MGE Energy, Inc.	182,904	6,672,338
	UIL Holdings Corp.	193,796	5,114,276
Electric Utilities Total			32,645,229
Gas Utilities — 0.5%
	Laclede Group, Inc.	188,310	6,056,050
Gas Utilities Total			6,056,050
Independent Power Producers & Energy Traders — 0.7%
	Black Hills Corp.	308,931	7,775,793
Independent Power Producers & Energy Traders Total			7,775,793
Multi-Utilities — 1.7%
	Avista Corp.	404,890	8,186,876
	CH Energy Group, Inc.	111,104	4,923,018
	NorthWestern Corp.	270,941	6,619,089
Multi-Utilities Total			19,728,983
UTILITIES TOTAL			66,206,055
	Total Common Stocks (cost of $1,060,696,951)		1,162,360,284

		Par ($)
Short-Term Obligation — 0.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Treasury obligation maturing 03/31/16, market value $8,891,794 (repurchase proceeds $8,713,002)	8,713,000	8,713,000

	Total Short-Term Obligation (cost of $8,713,000)		8,713,000

	Total Investments — 100.2% (cost of $1,069,409,951)(c)(d)		1,171,073,284

	Other Assets & Liabilities, Net — (0.2)%		(1,893,614)

	Net Assets — 100.0%		1,169,179,670

10

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund’s assets:

Description	Quoted (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$127,046,907	$—	$—	$127,046,907
Consumer Staples	29,848,442	—	—	29,848,442
Energy	74,614,155	—	—	74,614,155
Financials	355,121,888	—	—	355,121,888
Health Care	47,149,924	—	—	47,149,924
Industrials	211,186,048	—	—	211,186,048
Information Technology	166,552,715	—	—	166,552,715
Materials	72,517,252	—	—	72,517,252
Telecommunication Services	12,116,898	—	—	12,116,898
Utilities	66,206,055	—	—	66,206,055
Total Common Stocks	1,162,360,284	—	—	1,162,360,284
Total Short-Term Obligation	—	8,713,000	—	8,713,000
Total Investments	$1,162,360,284	$8,713,000	$—	$1,171,073,284

(a)	Non-income producing security.
(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in this affiliated company during the three months ended September 30, 2009, are as follows:

	Security name: Warwick Valley Telephone Co.

		Shares as of 06/30/09:	271,200
		Shares purchased:	27,777
		Shares sold:	—
		Shares as of 09/30/09:	298,977
		Net realized gain/loss:	$—
		Dividend income earned:	$64,631
		Value at end of period:	$3,530,918

(c)	Cost for federal income tax purposes is $1,069,409,951.
(d)	Unrealized appreciation and depreciation at September 30, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$220,595,165	$(118,931,832)	$101,663,333

12

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 20, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	November 20, 2009